Consolidated Statements of Loss and Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Expenses
Accretion expenses (Note 11)	$ 8,804	$ 2,138
Community relations	14,202	104,887
Consulting fees	618,996	991,491
Depreciation (Notes 7 and 8)	362,108	178,181
Foreign exchange loss (gain)	270,134	(720,850)
Insurance	440,805	415,408
Interest expense on lease liabilities (Note 8)	59,738
Investor relations	202,686	180,378
Management fees (Note 14)	1,389,747	1,360,539
Office	530,279	559,599
Professional fees (Note 14)	1,092,525	1,371,574
Property investigation	96,859	73,194
Regulatory and shareholders service	318,350	418,343
Rent		281,480
Share-based compensation (Notes 12 and 14)	2,837,076	3,882,026
Travel and related	731,738	856,107
Wages and salaries (Note 14)	864,257	593,241
Total expense	(9,838,304)	(10,547,736)
Loss on investments (Note 9)		(88,332)
Interest income	119,250	397,158
Loss and comprehensive loss for the year	$ (9,719,054)	$ (10,238,910)
Basic and diluted loss per share	$ (0.04)	$ (0.04)
Weighted average number of common shares outstanding (basic and diluted)	267,354,321	253,212,703